Segment Information - Net Sales Including Net Sales of Discontinued Operations by Product/Service Type (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Product Information [Line Items]
Net sales	$ 65,615,028	$ 81,083,384	$ 123,538,112
Floor Care Products [Member]
Product Information [Line Items]
Net sales	0		51,056,019
Kitchen Appliances [Member]
Product Information [Line Items]
Net sales	307,996	533,077	755,607
CCMs [Member]
Product Information [Line Items]
Net sales	59,795,999	63,913,523	53,094,225
Cellular Phone Assembly Services [Member]
Product Information [Line Items]
Net sales	2,922,127	14,256,314	14,439,927
Others [Member]
Product Information [Line Items]
Net sales	$ 2,588,906	$ 2,380,470	$ 4,192,334